Cover	Oct. 01, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 01, 2025
Entity File Number	333-290204
Entity Registrant Name	Alaska Silver Corp.
Entity Central Index Key	0001893899
Entity Tax Identification Number	87-4818470
Entity Incorporation, State or Country Code	A1
Entity Address, Address Line One	500-1111 West Hastings St
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Country	CA
Entity Address, Postal Zip Code	V6E 2J3
City Area Code	520
Local Phone Number	200-1667
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false